Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Mortgage loans	$ 514,489	$ 570,365
Financial liabilities
Liability for collateral	62,610	59,772	61,097	127,983
Carrying value
Financial assets
Mortgage loans	514,489	570,365
Cost method limited partnerships	41,419	29,746
Notes due from related party		2,833
Financial liabilities
Contractholder funds on investment contracts	2,771,149	3,050,538
Liability for collateral	62,610	59,772
Fair value
Financial assets
Mortgage loans	534,241	602,516
Cost method limited partnerships	44,401	30,920
Notes due from related party		2,833
Financial liabilities
Contractholder funds on investment contracts	2,912,758	3,222,131
Liability for collateral	$ 62,610	$ 59,772